Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Apr. 21, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	250,000,000		250,000,000
Common stock, shares issued (in shares)	422,333	60,333	142,821
Common stock, shares outstanding (in shares)	422,333		142,821